Certain Risk and Concentration (Foreign Currency Risk and Interest Rate Risk) (Details) ¥ in Thousands, $ in Thousands	Jun. 26, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Jul. 31, 2013 USD ($)
Derivative [Line Items]
Loan exposed to the foreign currency exchange risk | ¥	¥ 85,000
Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional amount of foreign exchange forward contracts			$ 20,000
Cross currency interest rate swap contract [Member]
Derivative [Line Items]
Notional amount of cross currency interest rate swap contract | ¥		¥ 85,000
Interest swap contract [Member]
Derivative [Line Items]
Notional amount of foreign exchange forward contracts			20,000
Amount of loan related to interest swap contract			$ 20,000